Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets	Intangible assets, net consists of the following at December 31:
	Weighted Average Amortization Period (Years)	2015	2014
Technology	2	$ 6,745	$ 6,745
Less accumulated amortization		(6,154)	(5,812)
		$ 591	$ 933